Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity	$ 592,638	$ 638,142	$ 570,896
Transfers between levels of fair value hierarchy	no	no
Cash and cash equivalents	$ 16,166	$ 113,776	$ 6,971
Entree Resources Limited [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Market value of investments in associates accounted for using equity method	31,700
Recurring fair value measurement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 24,056	$ 46,936
Currency Risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Monetary assets and liabilities currency risk percentage change	10.00%
Other Price Risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long term investments percentage change	10.00%
Long term investments fair value increase (decrease) potential in other comprehensive income (loss)	$ 2,100